Related Party Disclosures	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Disclosures

31. Related party disclosures

As a result of the acquisition of Cutanea, the research and development cooperation as well as a sublease agreement, the following relationships with the Maruho Group are in place:

in EUR thousands	December 31, 2019	December 31, 2018	December 31, 2017
Revenue from research collaborations	686	129	1,423
Income from the reimbursement of costs by Maruho	6.215	-	-
Income from subleases	34	34	34
Accounts receivables	149	-	124
Receivables from start-up costs	3.646	-	-
Purchase price liability Cutanea (earn-out and start-up costs)	15.487	-	-
Other liabilties	72	-	-

With regard to the acquisition of Cutanea, we refer to the disclosures on business combinations.

On March 19, 2019, the Company signed an agreement to continue its research collaboration with Maruho Co., Ltd. of Osaka, Japan (“Maruho”) in the field of branded generics. Under the new project phase, Biofrontera will prepare the formulation of one of four active ingredients in Biofrontera’s nanoemulsion for clinical trials, which were jointly researched in an earlier project phase (phase 1). According to current planning, research costs of up to EUR 1.1 million will be incurred in the new project phase, which will be fully borne by Maruho.

During 2019, our company received additional advisory services from supervisory board member Dr. Ulrich Granzer. Dr. Granzer assisted our company with key issues relating to the preparation of the applications for approval submitted to the regulatory authorities in Europe and the U.S. During the fiscal year ending December 31, 2019, advisory services in the amount of EUR 1 thousand were provided by Granzer Regulatory Consulting & Services (previous year: 0). The amounts stated here do not include statutory value added tax at the current rate of 19%. The underlying consultancy agreement was approved with due consideration of the applicable legal and regulatory framework.

In the 2019 financial year, there were no further reportable transactions or relationships with related parties beyond those described above or in sections 28 and 29.

The group of related parties is limited to the group of persons and companies mentioned there. The group of key management personnel is limited to the Management Board and Supervisory Board.

In the context of the underlying holding structure, Biofrontera AG is responsible for the administrative and management tasks. Biofrontera AG is also responsible for the financing of the currently still loss-making business areas, as it is a listed company and consequently enjoys optimal access to the capital market.

Due to the close cooperation between the Group companies, intercompany billing is applied, which is adjusted annually according to requirements.